Share-Based Payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares day $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average share price at the date of exercise of stock options (in CAD per share) | $ / shares	$ 64.86	$ 57.21
Compensation expense	$ 757,000,000	$ 540,000,000
Weighted average share price, share options granted (in CAD per share) | $ / shares	$ 8.73	$ 5.99
ESOP offering window period	6 months
Liabilities accrued	$ 377,000,000	$ 306,000,000
Number of options outstanding (in shares) | shares	3,042,000	3,173,000	3,074,000
Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Maximum exercise period	10 years
Maximum number of common shares that may be issued under the Executive Stock Option Plan (shares) | shares	29,525,000
Compensation expense	$ 6,000,000	$ 4,000,000
Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 9,000,000	9,000,000
Required service period	1 year
Employee's contribution, percentage match	50.00%
Annual compensation match maximum, amount	$ 1,500
U.S. Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual compensation match maximum, amount	$ 25,000
Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares	1
Number of trading days prior to grant date used for unit valuation | day	5
General unit holding period	36 months
MFS Investment Management Share-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Compensation expense	$ 529,000,000	387,000,000
Liabilities accrued	$ 1,088,000,000	$ 902,000,000
Number of options outstanding (in shares)	0	0
MFS Investment Management Stock Options, Restricted Shares, and Outstanding Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities accrued	$ 848,000,000	$ 713,000,000
Bottom of range | Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	1.00%
Bottom of range | U.S. Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	1.00%
Discount rate	10.00%
Bottom of range | Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor multiplier	0
Top of range | Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	20.00%
Employee's annual compensation, percentage match	5.00%
Top of range | U.S. Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	10.00%
Top of range | Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor multiplier	2